CONTINGENCIES - Beijing Baosheng (Details) - Beijing Baosheng							1 Months Ended
	Mar. 07, 2022 USD ($)	Mar. 07, 2022 CNY (¥)	Feb. 08, 2022 USD ($)	Feb. 08, 2022 CNY (¥)	Jul. 30, 2021 USD ($)	Jul. 30, 2021 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 30, 2021 CNY (¥)
CONTINGENCIES
Amount of damages					$ 1,685,321	¥ 10,739,877
Court expenses					11,207	¥ 71,421
Amount withdrawn			$ 1,713,225	¥ 10,917,701
Amount of proceeds received from related parties	$ 1,734,604	¥ 11,053,940
Equity Ownership Dispute
CONTINGENCIES
Equity interest under litigation							5.00%	5.00%
Contractual Dispute
CONTINGENCIES
Amount of damages							$ 6,838,404	¥ 47,650,000
Loss contingencies, amount accrued					$ 1,685,321				¥ 10,739,877